Derivative Financial Instruments and Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Financial Instruments and Fair Value Measurements Disclosure [Abstract]
Derivative Financial Instruments and Fair Value Measurements
Derivative Financial Instruments and Fair Value Measurements

We are exposed to credit loss in the event of nonperformance by counterparties to the extent of the fair values of the outstanding interest rate swap agreements, interest rate cap agreements and foreign currency exchange contracts, but we do not anticipate nonperformance by any of the counterparties. All derivative instruments are recorded on the balance sheet at fair value. We do not use financial instruments for speculative or trading purposes.

Derivatives Not Designated as Hedges

At September 30, 2012 and December 31, 2011, we had three interest rate swap agreements to convert a portion of our outstanding variable rate debt to a fixed rate basis. These agreements become effective in 2013, have not been designated as hedging instruments, and as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period. The interest rate swap agreements have quarterly interest payments, receive rates based on the higher of three-month USD LIBOR or 1.25% and pay rates based on fixed rates, due on the last day of March, June, September and December. Once effective, the aggregate notional amount decreases quarterly by amounts ranging from $1.7 million to $56.4 million until maturity.

The following chart summarizes these agreements (dollars in thousands):

Effective Dates	Original Notional Amount	Fixed Interest Rate
12/31/13-12/31/16	$512,633	2.256%
12/31/13-12/31/16	$512,633	2.249%
12/31/13-12/31/16	$512,633	2.250%

As of September 30, 2012 and December 31, 2011, we had interest rate cap agreements with remaining notional amounts of $1.6 billion that effectively limit the interest rate, excluding the applicable margin, to 2% on a portion of the borrowings under our senior secured credit facility. The aggregate notional amount decreases quarterly by amounts ranging from $5.4 million to $17.7 million until maturity at December 31, 2013.

If our interest rate protection agreements were not in place, interest expense would have been approximately $6.4 million and $26.2 million lower for the third quarter and first nine months of 2012, respectively.

We also use derivative instruments to manage our transactional currency exposures when our foreign subsidiaries enter into transactions denominated in currencies other than their local currency. These nonfunctional currency exposures relate primarily to existing and forecasted intercompany receivables and payables arising from intercompany purchases of manufactured products. We enter into foreign currency exchange contracts to mitigate the impact of currency fluctuations on transactions denominated in nonfunctional currencies, thereby limiting risk that would otherwise result from changes in exchange rates. These contracts are not designated as hedges; as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period. The periods of the foreign currency exchange contracts generally do not exceed one year and correspond to the periods of the exposed transactions and related settlements. At September 30, 2012 and December 31, 2011, we had foreign currency exchange contracts to sell or purchase $91.4 million and $94.5 million, respectively, of various currencies.

Cash Flow Hedges (Predecessor)

Prior to the Merger, we designated our interest rate swap agreements as cash flow hedge instruments. The swap agreements were used to manage exposure to interest rate movements by effectively changing the variable interest rate to a fixed rate. We estimated the effectiveness of our interest rate swap agreements utilizing the hypothetical derivative method. Under this method, the fair value of the actual interest rate swap agreement was compared to the fair value of a hypothetical swap agreement that had the same critical terms as the portion of the loan being hedged. Changes in the effective portion of the fair value of the remaining interest rate swap agreement were recognized in other comprehensive income, net of tax effects, until the hedged item was recognized into earnings (loss). The differential to be paid or received, as interest rates change, was accrued and recognized as an adjustment to interest expense related to the debt.

At September 30, 2012 and December 31, 2011, we had no interest rate swap agreements designated as cash flow hedges in effect. At September 30, 2011, we had 19 interest rate swap agreements in effect pursuant to which we fixed the rate on an aggregate $525.0 million notional amount of our outstanding variable rate debt at a weighted average interest rate of 0.789% exclusive of the Eurocurrency Rate Loan Spread as disclosed in our previously existing senior credit agreement. At September 30, 2011, the aggregate fair value of our interest rate swap agreements was negative and was recorded as a liability of approximately $2.2 million. This amount was also recorded in other comprehensive income, net of tax. No asset derivatives were held as of September 30, 2011 related to our interest rate swap agreements. The ineffective portion of these interest rate swaps was not significant for the third quarter or first nine months of 2011. Prior to the closing of the Merger, we settled all previously existing cash flow hedges. If our interest rate protection agreements were not in place, interest expense would have been approximately $0.6 million and $2.3 million lower for the third quarter and first nine months of 2011.

Fair Value Measurements

The Codification defines fair value as the exit price that would be received to sell an asset or paid to transfer a liability. The Fair Value Measurements and Disclosure topic of the Codification establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The carrying amount reported in the balance sheet for cash and cash equivalents, accounts receivable, accounts payable and long-term obligations, excluding our borrowings under our senior secured credit facility and fixed rate long-term debt, approximates fair value. The fair value of our borrowings under our senior secured credit facility and fixed rate long-term debt was $2.3 billion and $2.6 billion, respectively, at September 30, 2012. The fair value of our borrowings under our senior secured credit facility and fixed rate long-term debt was $2.3 billion and $2.4 billion, respectively, at December 31, 2011. The fair value of our long-term debt was estimated based upon market trades at or near quarter or year end.

All of our derivatives, as of the reporting date, use inputs considered as Level 2. The interest rate swap agreements and interest rate cap agreements are valued using a discounted cash flow model that takes into account the present value of the future cash flows under the terms of the agreements by using market information available as of the reporting date, including prevailing interest rates and related forward interest rate curves. The foreign currency exchange contracts are valued using a discounted cash flow model that takes into account the present value of the future cash flows under the terms of the agreements by using market information available as of the reporting date, including prevailing foreign currency exchange rates and related foreign currency exchange rate curves.

The following table sets forth the location and aggregate fair value amounts of all derivative instruments with credit-related contingent features (dollars in thousands):

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
	Balance Sheet Location	September 30, 2012	December 31, 2011	Balance Sheet Location	September 30, 2012	December 31, 2011
Derivatives not designated as hedging instruments
Interest rate swap agreements	Other non-current assets	$—	$—	Other non-current liabilities	$33,992	$9,383
Interest rate cap agreements	Prepaid expenses and other	28	—	Accrued expenses and other	—	—
Interest rate cap agreements	Other non-current assets	—	1,592	Other non-current liabilities	—	—
Foreign currency exchange contracts	Prepaid expenses and other	753	1,055	Accrued expenses and other	1,875	581
Total derivatives		$781	$2,647		$35,867	$9,964

The following table summarizes the amount of gain (loss) on derivatives not designated as hedging instruments (dollars in thousands). The gains or losses recognized on these derivative instruments are included in the condensed consolidated statements of operations under the caption “interest expense” for interest rate swap and cap agreements and under the caption “foreign currency gain (loss)” for foreign currency exchange contracts.

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Interest rate swap agreements	$(6,313)	$—	$(24,610)	$—
Interest rate cap agreements	(118)	—	(1,563)	—
Foreign currency exchange contracts	(2,148)	1,082	(2,300)	(1,933)
	$(8,579)	$1,082	$(28,473)	$(1,933)

The following table summarizes the amount of gain (loss) on interest rate swap agreements designated as cash flow hedges reported in our condensed consolidated balance sheets under the caption “accumulated other comprehensive income” (“OCI”) or reclassified from accumulated OCI and into the condensed consolidated statements of operations under the caption “interest expense” (dollars in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Loss recognized in OCI	$—	$(52)	$—	$(1,512)
Loss reclassified from OCI to interest expense	$—	$(396)	$—	$(1,509)

Certain of our derivative instruments contain provisions that require compliance with the restrictive covenants of our senior secured credit facility. For further information on the restrictive covenants of our senior secured credit facility, see Note 5 of the notes to the consolidated financial statements for the fiscal year ended December 31, 2011.

If we default under our senior secured credit facility, the lenders could require immediate repayment of the entire principal. If those lenders require immediate repayment, we may not be able to repay them which could result in the foreclosure of substantially all of our assets. In these circumstances, the counterparties to the derivative instruments could request immediate payment or full collateralization on derivative instruments in net liability positions. Certain of our derivative counterparties are also parties to our senior secured credit facility.

No collateral has been posted by us in the normal course of business. If the credit-related contingent features underlying these agreements were triggered on September 30, 2012, we could be required to settle or post the full amount as collateral to its counterparties.

We did not have any measurements of financial assets or financial liabilities at fair value on a nonrecurring basis at September 30, 2012 or December 31, 2011.

 Derivative Financial Instruments and Fair Value Measurements

We are exposed to credit loss in the event of nonperformance by counterparties to the extent of the fair values of the outstanding interest rate swap agreements, interest rate cap agreements and foreign currency exchange contracts, but we do not anticipate nonperformance by any of the counterparties. All derivative instruments are recorded on the balance sheet at fair value. We do not use financial instruments for speculative or trading purposes.

Derivatives Not Designated as Hedges

At December 31, 2011, we had three interest rate swap agreements to convert a portion of our outstanding variable rate debt to a fixed rate basis. These agreements become effective in 2013, have not been designated as hedging instruments, and as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period. The interest rate swap agreements have quarterly interest payments, receive rates based on the lower of three-month USD LIBOR or 1.25% and pay rates based on fixed rates, due on the last day of March, June, September and December. Once effective, the aggregate notional amount decreases quarterly by amounts ranging from $1.7 million to $56.4 million until maturity.

The following chart summarizes these new agreements (dollars in thousands):

Effective Dates	Original Notional Amount	Fixed Interest Rate
12/31/13-12/31/16	$512,633	2.256%
12/31/13-12/31/16	$512,633	2.249%
12/31/13-12/31/16	$512,633	2.250%

As of December 31, 2011, we had interest rate cap agreements with initial notional amounts of $1.6 billion at a cost of $2.2 million that effectively limited the interest rate to 2% on a portion of the borrowings under our senior secured credit facility. The aggregate notional amount decreases quarterly by amounts ranging from $5.3 million to $17.7 million until maturity at December 31, 2013.

If our interest rate protection agreements were not in place, interest expense would have been approximately $9.9 million lower during the period of November 4, 2011 through December 31, 2011 (Successor).

We also use derivative instruments to manage our transactional currency exposures when our foreign subsidiaries enter into transactions denominated in currencies other than their local currency. These nonfunctional currency exposures relate primarily to existing and forecasted intercompany receivables and payables arising from intercompany purchases of manufactured products. We enter into foreign currency exchange contracts to mitigate the impact of currency fluctuations on transactions denominated in nonfunctional currencies, thereby limiting risk that would otherwise result from changes in exchange rates. These contracts are not designated as hedges; as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period. The periods of the foreign currency exchange contracts generally do not exceed one year and correspond to the periods of the exposed transactions and related settlements. At December 31, 2011 and 2010, we had foreign currency exchange contracts to sell or purchase $94.5 million and $92.1 million, respectively, of various currencies.

Cash Flow Hedges (Predecessor)

Prior to the Merger, we designated our interest rate swap agreements as cash flow hedge instruments. The swap agreements were used to manage exposure to interest rate movements by effectively changing the variable interest rate to a fixed rate. We estimated the effectiveness of our interest rate swap agreements utilizing the hypothetical derivative method. Under this method, the fair value of the actual interest rate swap agreement was compared to the fair value of a hypothetical swap agreement that had the same critical terms as the portion of the loan being hedged. Changes in the effective portion of the fair value of the remaining interest rate swap agreement were recognized in other comprehensive income, net of tax effects, until the hedged item was recognized into earnings (loss). The differential to be paid or received, as interest rates change, was accrued and recognized as an adjustment to interest expense related to the debt.

At December 31, 2011, we had no interest rate swap agreements designated as cash flow hedges in effect. At December 31, 2010 we had 18 interest rate swap agreements in effect, respectively, pursuant to which we fixed the rate on an aggregate $444.5 million notional amount of our outstanding variable rate debt at a weighted average interest rate of 1.226% exclusive of the Eurocurrency Rate Loan Spread as disclosed in the senior credit agreement. The Eurocurrency Rate Loan Spread varies in reference to our consolidated leverage ratio of debt to EBITDA and ranges from 1.75% to 3.50%.

The following chart summarizes interest rate hedge transactions effective as of December 31, 2010 (dollars in thousands):

Accounting Method	Effective Dates	Original Notional Amount	Notional Amount at December 31, 2010	Fixed Interest Rate	Current Status
			(Predecessor)
Hypothetical	12/31/10-12/31/11	$25,000	$25,000	0.680%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.784%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.775%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.760%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.750%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.784%	Early redemption
Hypothetical	09/30/10-09/30/11	$25,000	$25,000	0.637%	Matured
Hypothetical	09/30/10-09/30/11	$25,000	$25,000	0.680%	Matured
Hypothetical	06/30/08-06/30/11	$100,000	$21,000	3.895%	Matured
Hypothetical	06/30/08-06/30/11	$50,000	$10,500	3.895%	Matured
Hypothetical	06/30/08-06/30/11	$50,000	$10,500	3.895%	Matured
Hypothetical	06/30/10-06/30/11	$25,000	$25,000	0.895%	Matured
Hypothetical	06/30/10-06/30/11	$25,000	$25,000	0.890%	Matured
Hypothetical	09/30/08-03/31/11	$40,000	$11,000	3.399%	Matured
Hypothetical	09/30/08-03/31/11	$30,000	$8,250	3.399%	Matured
Hypothetical	09/30/08-03/31/11	$30,000	$8,250	3.399%	Matured
Hypothetical	03/31/10-03/31/11	$50,000	$50,000	0.774%	Matured
Hypothetical	03/31/10-03/31/11	$50,000	$50,000	0.785%	Matured

In October 2011, losses totaling $1.9 million were recognized into earnings as a result of the discontinuance of our cash flow hedges. If our interest rate protection agreements were not in place, interest expense would have been approximately $4.2 million, $9.5 million and $11.1 million lower during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), respectively.

Fair Value Measurements

The Codification defines fair value as the exit price that would be received to sell an asset or paid to transfer a liability. The Fair Value Measurements and Disclosure topic of the Codification establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The carrying amount reported in the balance sheet for cash and cash equivalents, accounts receivable, accounts payable and long-term obligations, excluding our borrowings under our senior secured credit facility and fixed rate long-term debt, including the 10.5% Second Lien Senior Secured Notes due 2018 (“10.5% Second Lien Notes”), the 12.5% Senior Unsecured Notes due 2019 (“12.5% Unsecured Notes”) and the 3.25% Convertible Senior Notes (“the Convertible Notes”) approximates fair value. The fair value of our borrowings under our senior secured credit facility and fixed rate long-term debt was $2.3 billion and $2.4 billion, respectively, at December 31, 2011. The fair value of our borrowings under our previous senior credit facility and the Convertible Notes was $527.3 million and $727.9 million, respectively, at December 31, 2010. The fair value of our long-term debt was estimated based upon open-market trades at or near year end.

All of our derivatives, as of the reporting date, use inputs considered as Level 2. The interest rate swap agreements and interest rate cap agreements are valued using a discounted cash flow model that takes into account the present value of the future cash flows under the terms of the agreements by using market information available as of the reporting date, including prevailing interest rates and related forward interest rate curves. The foreign currency exchange contracts are valued using a discounted cash flow model that takes into account the present value of the future cash flows under the terms of the agreements by using market information available as of the reporting date, including prevailing foreign currency exchange rates and related foreign currency exchange rate curves.

The following table sets forth the location and aggregate fair value amounts of all derivative instruments with credit-related contingent features (dollars in thousands):

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
		December 31, 2011	December 31, 2010		December 31, 2011	December 31, 2010
		Successor	Predecessor		Successor	Predecessor
Derivatives not designated as hedging instruments
Interest rate swap agreements	Other non-current assets	$—	$—	Other non-current liabilities	$9,383	$—
Interest rate cap agreements	Other non-current assets	1,592	—	Other non-current liabilities	—	—
Foreign currency exchange contracts	Prepaid expenses and other	1,055	364	Accrued expenses and other	581	3,425
Derivatives designated as hedging instruments

Interest rate swap agreements	Prepaid expenses and other	—	—	Accrued expenses and other	—	1,677
Total derivatives		$2,647	$364		$9,964	$5,102

The following table summarizes the amount of gain (loss) on derivative not designated as hedging instruments (dollars in thousands). The gains or losses recognized on these derivative instruments are included in the consolidated statements of operations under the caption “interest expense” for interest rate swap and cap agreements and under the caption “foreign currency gain (loss)” for foreign currency exchange contracts.

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Interest rate swap agreements	$(9,383)	$—	$—	$—
Interest rate cap agreements	(558)	—	—	—
Foreign currency exchange contracts	468	(2,909)	269	(8,206)
	$(9,473)	$(2,909)	$269	$(8,206)

The following table summarizes the amount of gain (loss) on interest rate swap agreements designated as cash flow hedges reported in our consolidated balance sheets under the caption “accumulated other comprehensive income” (“OCI”) or reclassified from accumulated OCI and into the consolidated statements of operations under the caption “interest expense” (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Loss recognized in OCI	$—	$(1,627)	$(1,780)	$(4,133)
Loss reclassified from OCI to interest expense	$—	$(2,717)	$(6,185)	$(7,244)

Certain of our derivative instruments contain provisions that require compliance with the restrictive covenants of our senior secured credit facilities. See Note 5 for further discussion of the restrictive covenants of our senior secured credit facilities.

If we default under our credit facilities, the lenders could require immediate repayment of the entire principal. If those lenders require immediate repayment, we may not be able to repay them which could result in the foreclosure of substantially all of our assets. In these circumstances, the counterparties to the derivative instruments could request immediate payment or full collateralization on derivative instruments in net liability positions. Certain of our derivative counterparties are also parties to our senior secured credit facilities.

No collateral has been posted by us in the normal course of business. If the credit-related contingent features underlying these agreements were triggered on December 31, 2011, we could be required to settle or post the full amount as collateral to its counterparties.

We did not have any measurements of financial assets or financial liabilities at fair value on a nonrecurring basis at December 31, 2011 or 2010.